Financial risk factors - Capital structure and interest rate risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Financial risk factors
Weighted average interest rate	5.30%	5.40%	6.20%
Capital structure and risk
Financial risk factors
Ratio of net debt to Adjusted EBITDA	6.34	7.25	6.12
Fixed interest rate | Interest rate risk
Financial risk factors
Percentage of fixed rate borrowings	93.20%	78.00%
Weighted average interest rate	5.70%	5.60%	6.20%
Variable interest rate | Interest rate risk
Financial risk factors
Percentage increase in currency exchange rate	1.00%
Increase in interest payable	$ 7	$ 22